OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current:
Deposits	$ 2,034	$ 269
Prepayments	4,412	4,026
Voyages in progress	8,907	17,085
Other receivables	2,717	3,686
Other receivables and prepayments current	18,070	25,066
Non-current:
Prepayments	1,918	860
Prepayments and accrued income other than contract assets	$ 19,988	$ 25,926